CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Total	Common shares and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Noncontrolling interest
Balance at Dec. 31, 2011	$ 153,076	$ 304,672	$ (162,951)	$ 14,351	$ (2,996)
Balance (in shares) at Dec. 31, 2011		50,720
Stock-based compensation	179	179
Cumulative dividend to subsidiary preferred shares (Note 21)	469				469
Net income (loss)	(16,117)		(15,290)		(827)
Other comprehensive income (loss)	(19,714)			(22,730)	3,016
Balance at Dec. 31, 2012	117,893	304,851	(178,241)	(8,379)	(338)
Balance (in shares) at Dec. 31, 2012		50,720
Issuance of common shares from exercise of stock options and RSUs (in shares)		3
Issuance of common shares from exercise of stock options and RSUs	2	2
Stock-based compensation	219	219
Acquisition of FingerRockz	478				478
Net income (loss)	(35,061)		(34,780)		(281)
Other comprehensive income (loss)	4,770			4,776	(6)
Balance at Dec. 31, 2013	88,301	305,072	(213,021)	(3,603)	(147)
Balance (in shares) at Dec. 31, 2013	50,723	50,723
Issuance of common shares from exercise of stock options and RSUs (in shares)		4,539
Issuance of common shares from exercise of stock options and RSUs	3,593	3,593
Stock-based compensation	17	17
Liquidation of Dragongate Enterprises Ltd.	(6)				(6)
Net income (loss)	(4,990)		(5,155)		165
Other comprehensive income (loss)	(7,886)			(7,884)	(2)
Balance at Dec. 31, 2014	$ 79,029	$ 308,682	$ (218,176)	$ (11,487)	$ 10
Balance (in shares) at Dec. 31, 2014	55,262	55,262